Other Operating Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Operating Expenses [Abstract]
Data processing	$ 999	$ 1,053	$ 700
Professional fees	785	907	1,054
Franchise taxes	285	453	437
Advertising	605	484	405
ATM processing and other fees	570	438	448
Amortization of core deposit intangible asset	137	137	57
Postage	40	43	100
Stationery and supplies	105	99	172
FDIC assessment	269	358	331
Loan closing fees	290	191	233
Other real estate owned	46	354	273
Deposit losses & recoveries	27	36	(20)
Prepayment penalty on borrowings			529
Other	1,780	1,715	1,657
Total other operating expenses	$ 5,938	$ 6,268	$ 6,376